Share-based compensation - Summary of Outstanding Restricted Shares, Phantom Share Units, SARs and Restricted Stock Units (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Beginning balance	56,861	44,947	43,936
Number of shares, Granted	107,270	56,861	51,368
Number of shares, Vested	(56,861)	(44,947)	(45,924)
Number of shares, Exchanged		0	0
Number of shares, Expired	0	0
Number of shares, Cancelled	(12,737)	0	(4,433)
Number of shares, Ending balance	94,533	56,861	44,947
W.A. grant date FV, Beginning balance	$ 15.48	$ 18.39	$ 22.57
W.A. grant date FV, Granted	8.97	15.48	18.39
W.A. grant date FV, Vested	15.48	18.39	22.39
W.A. grant date FV, Exchanged		0	0
W.A. grant date FV, Expired	0	0
W.A. grant date FV, Cancelled	9.53	0	18.39
W.A. grant date FV, Ending balance	$ 8.89	$ 15.48	$ 18.39
Phantom share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Beginning balance	637,001	647,001	707,000
Number of shares, Granted	90,000	60,000	100,000
Number of shares, Vested	0	0	0
Number of shares, Exchanged		(70,000)	(110,000)
Number of shares, Expired	0	0
Number of shares, Cancelled	0	0	(49,999)
Number of shares, Ending balance	727,001	637,001	647,001
W.A. grant date FV, Beginning balance	$ 14.55	$ 14.73	$ 14.77
W.A. grant date FV, Granted	6.85	18.84	18.24
W.A. grant date FV, Vested	0	0	0
W.A. grant date FV, Exchanged		19.91	16.21
W.A. grant date FV, Expired	0	0
W.A. grant date FV, Cancelled	0	0	19.66
W.A. grant date FV, Ending balance	$ 13.60	$ 14.55	$ 14.73
Stock appreciation rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Beginning balance	2,438,197	5,876,811	5,879,416
Number of shares, Granted	0	0	0
Number of shares, Vested	0	0	0
Number of shares, Exchanged		0	0
Number of shares, Expired	(1,929,260)	(3,438,614)
Number of shares, Cancelled	(22,963)	0	(2,605)
Number of shares, Ending balance	485,974	2,438,197	5,876,811
W.A. grant date FV, Beginning balance	$ 2.29	$ 2.30	$ 2.30
W.A. grant date FV, Granted	0	0	0
W.A. grant date FV, Vested	0	0	0
W.A. grant date FV, Exchanged		0	0
W.A. grant date FV, Expired	2.00	2.26
W.A. grant date FV, Cancelled	3.40	0	3.65
W.A. grant date FV, Ending balance	$ 3.40	$ 2.29	$ 2.30
Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Beginning balance	523,387	32,828	35,076
Number of shares, Granted	88,293	528,232	38,142
Number of shares, Vested	(537,216)	(37,374)	(35,195)
Number of shares, Exchanged		0	0
Number of shares, Expired	0	0
Number of shares, Cancelled	(3,280)	(299)	(5,195)
Number of shares, Ending balance	71,184	523,387	32,828
W.A. grant date FV, Beginning balance	$ 16.71	$ 21.03	$ 23.03
W.A. grant date FV, Granted	5.93	16.57	20.21
W.A. grant date FV, Vested	16.16	18.56	22.01
W.A. grant date FV, Exchanged		0	0
W.A. grant date FV, Expired	0	0
W.A. grant date FV, Cancelled	9.16	20.21	21.86
W.A. grant date FV, Ending balance	$ 7.80	$ 16.71	$ 21.03